Fair Value - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets measured at fair value:
Fixed maturity securities available for sale:	$ 1,008,317	$ 1,002,103
Equity securities	23,573	28,973
Other Investments	13,096	12,289
Equity-method investments measured at fair value	2,125	1,955
Assets measured at fair value:	1,047,111	1,045,320
Foreign governments
Assets measured at fair value:
Fixed maturity securities available for sale:	32,815	25,385
Corporate bonds
Assets measured at fair value:
Fixed maturity securities available for sale:	975,502	976,718
Level 1
Assets measured at fair value:
Fixed maturity securities available for sale:	636,983	440,106
Equity securities	23,573	28,973
Other Investments	0	0
Equity-method investments measured at fair value	0	0
Assets measured at fair value:	660,556	469,079
Level 1 | Foreign governments
Assets measured at fair value:
Fixed maturity securities available for sale:	9,480	4,371
Level 1 | Corporate bonds
Assets measured at fair value:
Fixed maturity securities available for sale:	627,503	435,735
Level 2
Assets measured at fair value:
Fixed maturity securities available for sale:	371,334	561,997
Equity securities	0	0
Other Investments	13,096	12,289
Equity-method investments measured at fair value	0	0
Assets measured at fair value:	384,430	574,286
Level 2 | Foreign governments
Assets measured at fair value:
Fixed maturity securities available for sale:	23,335	21,014
Level 2 | Corporate bonds
Assets measured at fair value:
Fixed maturity securities available for sale:	347,999	540,983
Level 3
Assets measured at fair value:
Fixed maturity securities available for sale:	0	0
Equity securities	0	0
Other Investments	0	0
Equity-method investments measured at fair value	2,125	1,955
Assets measured at fair value:	2,125	1,955
Level 3 | Foreign governments
Assets measured at fair value:
Fixed maturity securities available for sale:	0	0
Level 3 | Corporate bonds
Assets measured at fair value:
Fixed maturity securities available for sale:	$ 0	$ 0